Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Brilliant Acquisition Corp [Member]
Restatement of Previously Issued Financial Statements (Tables) [Line Items]
Schedule of effect of the restatement on each balance sheet
	As Previously Reported	Adjustment	As Restated
Balance sheet at June 30, 2021
Ordinary shares subject to possible redemption	$46,000,000	$460,000	$46,460,000
Retained earnings (accumulated deficit)	$(3,767,198)	$(460,000)	$(4,227,198)
	As Previously Reported	Adjustment	As Restated
Balance sheet at September 30, 2021
Ordinary shares subject to possible redemption	$46,000,000	$920,000	$46,920,000
Retained earnings (accumulated deficit)	$(3,891,810)	$(920,000)	$(4,811,810)
	As Previously Reported	Adjustment	As Restated
Balance sheet at December 31, 2021
Ordinary shares subject to possible redemption	$46,007,687	$1,380,000	$47,387,687
Retained earnings (accumulated deficit)	$(4,332,294)	$(1,380,000)	$(5,712,294)